Customers and Other Financing and Non-Financing Accounts Receivable - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Trade and Other Receivables [Line Items]
Credit loss experience period	3 years	3 years
(Impairment) reversal of accounts receivables recognized in the income statement	$ (719,775)	$ (12,931,983)	$ (15,438,558)	$ (3,113,324)
Financing receivable individually evaluated for impairment		$ (5,466,747)	$ 788,453
Pemex Industrial Transformation
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable		7.40%	4.69%
Pemex corporate
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable		8.18%	4.94%
Logistics as a part of Other Operating Subsidiary Companies (formerly Pemex Logistics)
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable		27.50%	1.64%
PMI CIM
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable		0.15%	0.13%
PMI TRD
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable		0.07%	0.47%